INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of inventory current	INVENTORIES:

	December 31, 2023	January 1, 2023

Raw materials and spare parts inventories	$165,527	$251,700
Work in progress	57,938	77,726
Finished goods	865,976	896,514
	$1,089,441	$1,225,940